Segment Information - Breakdown of Group's Revenues from External Customers by Major Products (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Revenue from External Customer [Line Items]
Total revenue	$ 6,405,767	[1]	$ 8,505,931	[1]	$ 10,753,513	[1]
Mining Segment [Member]
Revenue from External Customer [Line Items]
Total revenue	2,087,047		2,619,262		3,143,660
Mining Segment [Member] | Coal and Middlings [Member]
Revenue from External Customer [Line Items]
Total revenue	1,629,180		1,866,536		2,189,901
Mining Segment [Member] | Coke and Chemical Products [Member]
Revenue from External Customer [Line Items]
Total revenue	287,639		283,199		440,621
Mining Segment [Member] | Iron Ore Concentrate [Member]
Revenue from External Customer [Line Items]
Total revenue	109,370		411,903		444,672
Mining Segment [Member] | Other [Member]
Revenue from External Customer [Line Items]
Total revenue	60,858		57,624		68,466
Power Segment [Member]
Revenue from External Customer [Line Items]
Total revenue	674,923		754,569		757,239
Power Segment [Member] | Other [Member]
Revenue from External Customer [Line Items]
Total revenue	55,059		81,516		85,956
Power Segment [Member] | Electricity [Member]
Revenue from External Customer [Line Items]
Total revenue	619,864		673,053		671,283
Steel Segment [Member]
Revenue from External Customer [Line Items]
Total revenue	3,643,797		5,132,100		6,852,614
Steel Segment [Member] | Other [Member]
Revenue from External Customer [Line Items]
Total revenue	234,526		290,959		522,126
Steel Segment [Member] | Long Steel Products [Member]
Revenue from External Customer [Line Items]
Total revenue	1,879,842		2,446,989		2,860,711
Steel Segment [Member] | Hardware [Member]
Revenue from External Customer [Line Items]
Total revenue	592,734		760,085		889,041
Steel Segment [Member] | Flat Steel Products [Member]
Revenue from External Customer [Line Items]
Total revenue	383,462		524,230		636,128
Steel Segment [Member] | Forgings and Stampings [Member]
Revenue from External Customer [Line Items]
Total revenue	313,772		406,440		442,585
Steel Segment [Member] | Steel Pipes [Member]
Revenue from External Customer [Line Items]
Total revenue	89,860		182,432		261,040
Steel Segment [Member] | Semi-Finished Steel Products [Member]
Revenue from External Customer [Line Items]
Total revenue	78,373		443,926		1,175,392
Steel Segment [Member] | Ferrosilicon [Member]
Revenue from External Customer [Line Items]
Total revenue	$ 71,228		$ 77,039		$ 65,591

[1]	See Note 25